Superannuation commitments (Tables)	12 Months Ended
Sep. 30, 2018
Superannuation commitments
Schedule of contributions
	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Employer contributions	30	33	30	33
Member contributions	12	13	11	12

Summary of expenses recognised
	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Current service cost	37	42	43	37	41
Net interest cost on net benefit liability	1	8	7	-	7

Total defined benefit expense	38	50	50	37	48

Schedule of defined benefit balances recognised

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Benefit obligation at end of the year	2,314	2,284	2,239	2,209
Fair value of plan assets at end of the year	2,378	2,289	2,319	2,227

Net surplus/(deficit)	64	5	80	18

Defined benefit surplus (Note 27)	89	48	89	48
Defined benefit deficit (Note 29)	(25)	(43)	(9)	(30)

Net surplus/(deficit)	64	5	80	18

Schedule of defined benefit plan significant assumptions

	2018		2017
	Australian	Overseas	Australian	Overseas
Consolidated and Parent Entity	Funds	Funds	Funds	Funds
Discount rate	4.1%	2.6%-2.9%	4.2%	2.7%-3%
Salary increases	2.9%	3%-5%	3.0%	3%-5%
Inflation rate (pensioners receive inflationary increases)	1.9%	2%-3.5%	2.0%	2%-3.5%
Life expectancy of a 60-year-old male	31.0	27.9-28.4	30.8	27.7-28.9
Life expectancy of a 60-year-old female	33.9	29.4-29.6	33.7	29.2-30.3

Summary of sensitivity analysis of essential assumptions

	Increase in obligation
Change in assumption	2018	2017
0.5% decrease in discount rate	120	116
0.5% increase in annual salary increases	8	10
0.5% increase in inflation rate (pensioners receive inflationary increases)	111	106
1 year increase in life expectancy	38	29

Schedule of asset allocation

Consolidated and Parent Entity	2018		2017
	Australian	Overseas	Australian	Overseas
%	Funds	Funds	Funds	Funds
Cash	5%	2%	4%	2%
Equity instruments	45%	7%	44%	13%
Debt instruments	28%	80%	29%	65%
Property	10%	1%	10%	10%
Other Assets	12%	10%	13%	10%

Total	100%	100%	100%	100%